PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

7. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,	March 31,
(In thousands)	2011	2011
Land	$7,681	$301
Building and improvements	140,488	36,792
Furniture, fixture and equipment	176,415	62,660
Leasehold improvements	45,762	44,779
Construction in progress	37,271	42,194
Subtotal	407,617	186,726
Less: accumulated depreciation	(105,005)	(91,706)
Total property, plant and equipment, net	$302,612	$95,020

7.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of the following:

	March 31,
	2011	2010
	(In thousands)

Land	$301	$301
Building and improvements	36,792	36,759
Furniture, fixture and equipment	62,660	62,501
Leasehold improvements	44,779	42,660
Construction in progress	42,194	43,695

Subtotal	186,726	185,916
Less: accumulated depreciation	(91,706)	(89,011)

Total property, plant and equipment, net	$95,020	$96,905

Depreciation expense was $8.7 million, $25.0 million and $10.3 million for the years ended March 31, 2011, 2010 and 2009, respectively. The Company has $0.5 million of fully depreciated equipment acquired under a capital lease at March 31, 2011 and 2010.

During the year ended March 31, 2011, the Company wrote off furniture, fixtures and equipment that had a carrying value of $0.1 million at the time of disposition and received proceeds from the sales of furniture, fixtures and equipment of $0.4 million. During the year ended March 31, 2010, the Company wrote off or sold furniture, fixtures and equipment that had a carrying value of $1.3 million at the time of disposition and received proceeds from the sales of furniture, fixtures and equipment of $0.2 million. During the year ended March 31, 2010, in connection with the Company’s relocation of its corporate headquarters from Cambridge, Massachusetts to Waltham, Massachusetts in the fourth quarter of the year ended March 31, 2010, the Company accelerated the depreciation on laboratory related leasehold improvements located at the Company’s Cambridge facility, which no longer had any benefit or future use to the Company. The amount of accelerated depreciation recorded was $14.1 million.

Amounts included as construction in progress in the consolidated balance sheets primarily include costs incurred for the expansion of the Company’s manufacturing facilities in Ohio. The Company continues to evaluate its manufacturing capacity based on expectations of demand for its products and will continue to record such amounts within construction in progress until such time as the underlying assets are placed into service, or the Company determines it has sufficient existing capacity and the assets are no longer required, at which time the Company would recognize an impairment charge. The Company continues to periodically evaluate whether facts and circumstances indicate that the carrying value of these long-lived assets to be held and used may not be recoverable.